Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' Equity
Schedule of movements in capital stock

	Number	Capital Stock	Additional	Total
	of Shares	at Par Value	Paid-in Capital	Capital Stock
Balance, January 1 and December 31, 2020	12,620,448	$16	$312,471	$312,487
Stock dividends*	2,236,133	3	(3)	—
Balance, December 31, 2021	14,856,581	$19	$312,468	$312,487

* 9% stock dividends were distributed on May 31, 2021 to shareholders of record as at May 14, 2021 and 8% stock dividends were distributed on November 30, 2021 to shareholders of record as at November 15, 2021. No fractional shares were issued by the Company in connection with such stock dividends.

Schedule of treasury stock

As at December 31:	2021		2020
Total number of common shares held as treasury stock	77,279	*	65,647
Total carrying amount of treasury stock	$2,643		$2,643

* 11,632 common shares were received as stock dividends during the year ended December 31, 2021.